Deferred tax - Analysis of the deferred tax (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Analysis of deferred tax
Deferred tax assets	£ (61,786)	£ (58,362)	£ (53,862)
Deferred tax liabilities	30,851	31,337	37,766
Net deferred tax asset	(30,935)	(27,025)	(16,096)	£ (26,550)
US
Analysis of deferred tax
Deferred tax assets	(61,786)	(58,362)	(53,862)
UK
Analysis of deferred tax
Deferred tax liabilities	£ 30,851	£ 31,337	£ 37,766